Related Party Transactions, Related Party Loans and Administrative Support Agreement (Details) - USD ($)																				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2024	May 02, 2024	Apr. 02, 2024	Feb. 27, 2024	Feb. 02, 2024	Jan. 02, 2024	Dec. 02, 2023	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023	Sep. 02, 2023	Aug. 02, 2023	Jul. 06, 2023	Jul. 02, 2023	Jun. 02, 2023	Apr. 18, 2023	Feb. 28, 2023	Feb. 08, 2023	Mar. 02, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jun. 28, 2024	Feb. 13, 2024	Sep. 27, 2023	Nov. 07, 2022
Related Party Loans [Abstract]
Common stock, par value (in dollars per share)																								$ 0.001		$ 0.0001		$ 0.001
Convertible notes payables, current																								$ 36,430,000
Common Class A [Member]
Related Party Loans [Abstract]
Common stock, par value (in dollars per share)																											$ 0.0001
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Related Party Loans [Abstract]
Common stock, par value (in dollars per share)																														$ 0.01
Convertible notes payables, current																				$ 3,616,000		$ 3,616,000		2,175,000	$ 120,000
Period of time for an extension to consummate Business Combination	1 month	1 month	1 month	1 month													1 month
Administrative Support Agreement [Abstract]
General and Administrative Expense																				252,199	$ 78,851	863,939	$ 1,047,448	4,752,272	1,009,074
Due to related party																				$ 0		$ 0		$ 210,000	$ 90,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member]
Related Party Loans [Abstract]
Common stock, par value (in dollars per share)																				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Second Convertible Promissory Note [Member]
Related Party Loans [Abstract]
Loan for an aggregate deposit										$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Principal amount																		$ 1,680,000
Convertible notes payables, current																				$ 1,585,000		$ 1,585,000		$ 1,585,000	$ 0
Period of time for an extension to consummate Business Combination					1 month	1 month	1 month	1 month	1 month		1 month	1 month		1 month	1 month
Additional amount drawn																		$ 11,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Second Convertible Promissory Note [Member] | Maximum [Member]
Related Party Loans [Abstract]
Loan for an aggregate deposit																	$ 1,380,000
Principal amount											$ 1,680,000																			$ 1,680,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Third Convertible Promissory Note [Member]
Related Party Loans [Abstract]
Loan for an aggregate deposit					$ 900,000		$ 420,000															900,000		470,000
Principal amount																															$ 900,000
Period of time for an extension to consummate Business Combination							1 month	1 month	1 month
Additional amount drawn							$ 50,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Related Party Loans [Abstract]
Loan for an aggregate deposit																								161,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Maximum [Member]
Related Party Loans [Abstract]
Loan for an aggregate deposit				$ 1,221,000													$ 1,680,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member]
Related Party Loans [Abstract]
Common stock, par value (in dollars per share)																																$ 0.0001
Period of time for an extension to consummate Business Combination				1 month
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Promissory Note [Member]
Related Party Loans [Abstract]
Related Party Transaction, Amounts of Transaction																			$ 300,000
Loan for an aggregate deposit																			$ 161,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Administrative Support Agreement [Member]
Administrative Support Agreement [Abstract]
Monthly fee																						10,000		10,000
General and Administrative Expense																				0	$ 30,000	30,000	$ 60,000	120,000	120,000
Due to related party																								210,000	90,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Conversion price (in dollars per share)																																$ 10.00
Principal amount																																$ 120,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Working Capital Loans [Member] | Common Class A [Member]
Related Party Loans [Abstract]
Conversion price (in dollars per share)																													$ 10.00
Common stock, par value (in dollars per share)																													$ 0.0001
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | First Convertible Promissory Note [Member]
Related Party Loans [Abstract]
Convertible notes payables, current																				120,000		120,000		120,000	120,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Second Convertible Promissory Note [Member]
Related Party Loans [Abstract]
Convertible notes payables, current																				1,585,000		1,585,000		1,585,000
Investor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Third Convertible Promissory Note [Member]
Related Party Loans [Abstract]
Convertible notes payables, current																				$ 900,000		900,000		470,000
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Conversion of Stock, Amount Converted																						$ 1,500,000		$ 1,500,000
Conversion price (in dollars per share)																				$ 10.00		$ 10.00		$ 10.00
Borrowings outstanding																				$ 0		$ 0		$ 0	$ 0